Benefit Plans 3 (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
American Electric Power System Retirement Savings Plans
Cost of Company Matching Contributions	$ 67,000,000	$ 66,000,000	$ 64,000,000
Benefit Plans Textuals [Abstract]
Cost of Company Matching Contributions	67,000,000	66,000,000	64,000,000
Matching Contributions Provided Percentage	100.00%
Second Matching Contributions Provided Percentage	70.00%
Eligible Compensation Contribution by Employee Percentage	1.00%
Second Eligible Compensation Contribution by Employee Percentage	5.00%
Multiemployer Plans Withdrawal Obligation	39,000,000
Regulatory Assets, Noncurrent	4,376,000,000	5,106,000,000
Appalachian Power Co [Member]
American Electric Power System Retirement Savings Plans
Cost of Company Matching Contributions	7,366,000	7,579,000	7,432,000
Benefit Plans Textuals [Abstract]
Cost of Company Matching Contributions	7,366,000	7,579,000	7,432,000
Matching Contributions Provided Percentage	100.00%
Second Matching Contributions Provided Percentage	70.00%
Eligible Compensation Contribution by Employee Percentage	1.00%
Second Eligible Compensation Contribution by Employee Percentage	5.00%
Regulatory Assets, Noncurrent	1,003,890,000	1,435,704,000
Indiana Michigan Power Co [Member]
American Electric Power System Retirement Savings Plans
Cost of Company Matching Contributions	10,010,000	9,706,000	9,541,000
Benefit Plans Textuals [Abstract]
Cost of Company Matching Contributions	10,010,000	9,706,000	9,541,000
Matching Contributions Provided Percentage	100.00%
Second Matching Contributions Provided Percentage	70.00%
Eligible Compensation Contribution by Employee Percentage	1.00%
Second Eligible Compensation Contribution by Employee Percentage	5.00%
Regulatory Assets, Noncurrent	524,114,000	540,019,000
Ohio Power Co [Member]
American Electric Power System Retirement Savings Plans
Cost of Company Matching Contributions	6,502,000	10,798,000	10,166,000
Benefit Plans Textuals [Abstract]
Cost of Company Matching Contributions	6,502,000	10,798,000	10,166,000
Matching Contributions Provided Percentage	100.00%
Second Matching Contributions Provided Percentage	70.00%
Eligible Compensation Contribution by Employee Percentage	1.00%
Second Eligible Compensation Contribution by Employee Percentage	5.00%
Regulatory Assets, Noncurrent	1,378,697,000	1,420,966,000
Public Service Co of Oklahoma [Member]
American Electric Power System Retirement Savings Plans
Cost of Company Matching Contributions	3,784,000	3,732,000	3,626,000
Benefit Plans Textuals [Abstract]
Cost of Company Matching Contributions	3,784,000	3,732,000	3,626,000
Matching Contributions Provided Percentage	100.00%
Second Matching Contributions Provided Percentage	70.00%
Eligible Compensation Contribution by Employee Percentage	1.00%
Second Eligible Compensation Contribution by Employee Percentage	5.00%
Regulatory Assets, Noncurrent	156,690,000	202,328,000
Southwestern Electric Power Co [Member]
American Electric Power System Retirement Savings Plans
Cost of Company Matching Contributions	4,970,000	4,890,000	4,438,000
Benefit Plans Textuals [Abstract]
Cost of Company Matching Contributions	4,970,000	4,890,000	4,438,000
Matching Contributions Provided Percentage	100.00%
Second Matching Contributions Provided Percentage	70.00%
Eligible Compensation Contribution by Employee Percentage	1.00%
Second Eligible Compensation Contribution by Employee Percentage	5.00%
Regulatory Assets, Noncurrent	369,905,000	403,278,000
UMWA Withdrawal Obligation [Member]
Benefit Plans Textuals [Abstract]
Regulatory Assets, Noncurrent	30,000,000
Pension Plans [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	4,715,000,000	5,083,000,000
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	4,841,000,000	5,205,000,000	4,991,000,000
Accumulated Benefit Obligation	4,715,000,000	5,083,000,000
Fair Value of Plan Assets	4,711,000,000	4,696,000,000	4,303,000,000
Underfunded Status, Accumulated Benefit Obligation	(4,000,000)	(387,000,000)
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2014	80,000,000
Components of Net Periodic Benefit Cost
Service Cost	69,000,000	76,000,000	72,000,000
Interest Cost	203,000,000	223,000,000	237,000,000
Expected Return on Plan Assets	(278,000,000)	(319,000,000)	(314,000,000)
Curtailment	0	0	0
Amortization of Transition Obligation	0	0	0
Amortization of Prior Service Cost (Credit)	3,000,000	(1,000,000)	1,000,000
Amortization of Net Actuarial Loss	183,000,000	155,000,000	122,000,000
Net Periodic Benefit Cost (Credit)	180,000,000	134,000,000	118,000,000
Capitalized Portion	(56,000,000)	(42,000,000)	(37,000,000)
Net Periodic Benefit Cost (Credit) Recognized in Expense	124,000,000	92,000,000	81,000,000
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014
Net Actuarial Loss	125,000,000
Prior Service Cost (Credit)	2,000,000
Total Estimated 2014 Amortization	127,000,000
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014	127,000,000
Benefit Plans Textuals [Abstract]
Expected Contributions and Payments During 2014	80,000,000
Pension Plans [Member] | Appalachian Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	654,168,000	708,667,000
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	663,231,000	718,460,000	681,450,000
Accumulated Benefit Obligation	654,168,000	708,667,000
Fair Value of Plan Assets	627,995,000	621,570,000	570,756,000
Underfunded Status, Accumulated Benefit Obligation	(26,173,000)	(87,097,000)
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2014	12,231,000
Components of Net Periodic Benefit Cost
Service Cost	6,171,000	7,565,000	7,199,000
Interest Cost	27,662,000	30,211,000	32,293,000
Expected Return on Plan Assets	(37,041,000)	(41,944,000)	(41,833,000)
Amortization of Transition Obligation	0	0	0
Amortization of Prior Service Cost (Credit)	198,000	475,000	917,000
Amortization of Net Actuarial Loss	25,025,000	20,339,000	16,570,000
Net Periodic Benefit Cost (Credit)	22,015,000	16,646,000	15,146,000
Capitalized Portion	(7,529,000)	(6,525,000)	(5,604,000)
Net Periodic Benefit Cost (Credit) Recognized in Expense	14,486,000	10,121,000	9,542,000
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014
Net Actuarial Loss	16,971,000
Prior Service Cost (Credit)	198,000
Total Estimated 2014 Amortization	17,169,000
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014	17,169,000
Benefit Plans Textuals [Abstract]
Expected Contributions and Payments During 2014	12,231,000
Pension Plans [Member] | Indiana Michigan Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	560,769,000	603,648,000
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	574,699,000	618,973,000	581,677,000
Accumulated Benefit Obligation	560,769,000	603,648,000
Fair Value of Plan Assets	559,143,000	552,026,000	503,926,000
Underfunded Status, Accumulated Benefit Obligation	(1,626,000)	(51,622,000)
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2014	7,339,000
Components of Net Periodic Benefit Cost
Service Cost	8,736,000	9,908,000	9,447,000
Interest Cost	24,100,000	26,245,000	27,726,000
Expected Return on Plan Assets	(32,826,000)	(37,566,000)	(36,856,000)
Amortization of Transition Obligation	0	0	0
Amortization of Prior Service Cost (Credit)	195,000	407,000	744,000
Amortization of Net Actuarial Loss	21,688,000	17,569,000	14,144,000
Net Periodic Benefit Cost (Credit)	21,893,000	16,563,000	15,205,000
Capitalized Portion	(4,576,000)	(3,114,000)	(3,163,000)
Net Periodic Benefit Cost (Credit) Recognized in Expense	17,317,000	13,449,000	12,042,000
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014
Net Actuarial Loss	14,708,000
Prior Service Cost (Credit)	195,000
Total Estimated 2014 Amortization	14,903,000
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014	14,903,000
Benefit Plans Textuals [Abstract]
Expected Contributions and Payments During 2014	7,339,000
Pension Plans [Member] | Ohio Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	512,804,000	1,049,592,000
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	523,643,000	1,068,186,000	1,020,890,000
Accumulated Benefit Obligation	512,804,000	1,049,592,000
Fair Value of Plan Assets	501,634,000	1,015,115,000	925,939,000
Underfunded Status, Accumulated Benefit Obligation	(11,170,000)	(34,477,000)
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2014	8,717,000
Components of Net Periodic Benefit Cost
Service Cost	5,285,000	11,003,000	10,230,000
Interest Cost	21,939,000	45,194,000	48,350,000
Expected Return on Plan Assets	(29,919,000)	(68,401,000)	(65,464,000)
Curtailment	0	0	0
Amortization of Transition Obligation	0	0	0
Amortization of Prior Service Cost (Credit)	157,000	743,000	1,474,000
Amortization of Net Actuarial Loss	19,833,000	30,439,000	24,828,000
Net Periodic Benefit Cost (Credit)	17,295,000	18,978,000	19,418,000
Capitalized Portion	(6,192,000)	(7,060,000)	(6,932,000)
Net Periodic Benefit Cost (Credit) Recognized in Expense	11,103,000	11,918,000	12,486,000
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014
Net Actuarial Loss	13,398,000
Prior Service Cost (Credit)	157,000
Total Estimated 2014 Amortization	13,555,000
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014	13,555,000
Benefit Plans Textuals [Abstract]
Expected Contributions and Payments During 2014	8,717,000
Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	249,859,000	271,025,000
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	260,710,000	279,685,000	277,448,000
Accumulated Benefit Obligation	249,859,000	271,025,000
Fair Value of Plan Assets	264,597,000	264,823,000	245,769,000
Underfunded Status, Accumulated Benefit Obligation	(1,387,000)	(6,202,000)
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2014	3,530,000
Components of Net Periodic Benefit Cost
Service Cost	5,562,000	5,951,000	5,760,000
Interest Cost	10,993,000	12,301,000	13,285,000
Expected Return on Plan Assets	(15,675,000)	(18,015,000)	(17,464,000)
Amortization of Prior Service Cost (Credit)	297,000	(948,000)	(950,000)
Amortization of Net Actuarial Loss	9,845,000	8,206,000	6,757,000
Net Periodic Benefit Cost (Credit)	11,022,000	7,495,000	7,388,000
Capitalized Portion	(3,384,000)	(2,533,000)	(2,379,000)
Net Periodic Benefit Cost (Credit) Recognized in Expense	7,638,000	4,962,000	5,009,000
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014
Net Actuarial Loss	6,682,000
Prior Service Cost (Credit)	296,000
Total Estimated 2014 Amortization	6,978,000
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014	6,978,000
Benefit Plans Textuals [Abstract]
Expected Contributions and Payments During 2014	3,530,000
Pension Plans [Member] | Southwestern Electric Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	257,198,000	274,958,000
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	270,564,000	285,560,000	277,594,000
Accumulated Benefit Obligation	257,198,000	274,958,000
Fair Value of Plan Assets	278,946,000	279,699,000	255,861,000
Underfunded Status, Accumulated Benefit Obligation	(1,115,000)	(1,098,000)
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2014	1,296,000
Components of Net Periodic Benefit Cost
Service Cost	7,011,000	7,099,000	6,573,000
Interest Cost	11,454,000	12,537,000	13,331,000
Expected Return on Plan Assets	(16,509,000)	(18,866,000)	(18,380,000)
Amortization of Prior Service Cost (Credit)	349,000	(793,000)	(795,000)
Amortization of Net Actuarial Loss	10,214,000	8,330,000	6,759,000
Net Periodic Benefit Cost (Credit)	12,519,000	8,307,000	7,488,000
Capitalized Portion	(3,518,000)	(2,924,000)	(2,636,000)
Net Periodic Benefit Cost (Credit) Recognized in Expense	9,001,000	5,383,000	4,852,000
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014
Net Actuarial Loss	6,932,000
Prior Service Cost (Credit)	349,000
Total Estimated 2014 Amortization	7,281,000
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014	7,281,000
Benefit Plans Textuals [Abstract]
Expected Contributions and Payments During 2014	1,296,000
Pension Plans [Member] | Pension Payments [Member]
Estimated Future Benefit Payments and Contributions
2014	355,000,000
2015	363,000,000
2016	368,000,000
2017	372,000,000
2018	377,000,000
Years 2019 to 2023, in Total	1,857,000,000
Pension Plans [Member] | Pension Payments [Member] | Appalachian Power Co [Member]
Estimated Future Benefit Payments and Contributions
2014	48,130,000
2015	48,537,000
2016	49,024,000
2017	49,432,000
2018	50,990,000
Years 2019 to 2023, in Total	248,890,000
Pension Plans [Member] | Pension Payments [Member] | Indiana Michigan Power Co [Member]
Estimated Future Benefit Payments and Contributions
2014	37,708,000
2015	38,835,000
2016	39,293,000
2017	40,929,000
2018	41,453,000
Years 2019 to 2023, in Total	218,392,000
Pension Plans [Member] | Pension Payments [Member] | Ohio Power Co [Member]
Estimated Future Benefit Payments and Contributions
2014	40,701,000
2015	40,772,000
2016	40,857,000
2017	40,655,000
2018	40,225,000
Years 2019 to 2023, in Total	196,692,000
Pension Plans [Member] | Pension Payments [Member] | Public Service Co of Oklahoma [Member]
Estimated Future Benefit Payments and Contributions
2014	22,353,000
2015	22,786,000
2016	23,234,000
2017	22,859,000
2018	23,705,000
Years 2019 to 2023, in Total	108,884,000
Pension Plans [Member] | Pension Payments [Member] | Southwestern Electric Power Co [Member]
Estimated Future Benefit Payments and Contributions
2014	23,013,000
2015	23,830,000
2016	23,751,000
2017	23,929,000
2018	24,658,000
Years 2019 to 2023, in Total	116,545,000
Other Postretirement Benefit Plans [Member]
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	1,456,000,000	1,849,000,000	2,227,000,000
Fair Value of Plan Assets	1,699,000,000	1,568,000,000	1,410,000,000
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2014	6,000,000
Components of Net Periodic Benefit Cost
Service Cost	23,000,000	47,000,000	42,000,000
Interest Cost	71,000,000	103,000,000	109,000,000
Expected Return on Plan Assets	(107,000,000)	(101,000,000)	(109,000,000)
Curtailment	0	0	1,000,000
Amortization of Transition Obligation	0	1,000,000	2,000,000
Amortization of Prior Service Cost (Credit)	(69,000,000)	(18,000,000)	(1,000,000)
Amortization of Net Actuarial Loss	65,000,000	57,000,000	29,000,000
Net Periodic Benefit Cost (Credit)	(17,000,000)	89,000,000	73,000,000
Capitalized Portion	5,000,000	(28,000,000)	(22,000,000)
Net Periodic Benefit Cost (Credit) Recognized in Expense	(12,000,000)	61,000,000	51,000,000
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014
Net Actuarial Loss	21,000,000
Prior Service Cost (Credit)	(69,000,000)
Total Estimated 2014 Amortization	(48,000,000)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014	(48,000,000)
Benefit Plans Textuals [Abstract]
Expected Contributions and Payments During 2014	6,000,000
Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	279,884,000	348,990,000	395,482,000
Fair Value of Plan Assets	284,840,000	267,758,000	229,735,000
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2014	3,222,000
Components of Net Periodic Benefit Cost
Service Cost	2,566,000	5,387,000	4,983,000
Interest Cost	13,454,000	18,462,000	19,468,000
Expected Return on Plan Assets	(18,147,000)	(16,753,000)	(17,985,000)
Amortization of Transition Obligation	0	780,000	1,167,000
Amortization of Prior Service Cost (Credit)	(10,050,000)	(2,862,000)	(171,000)
Amortization of Net Actuarial Loss	12,249,000	10,526,000	5,839,000
Net Periodic Benefit Cost (Credit)	72,000	15,540,000	13,301,000
Capitalized Portion	(25,000)	(6,092,000)	(4,921,000)
Net Periodic Benefit Cost (Credit) Recognized in Expense	47,000	9,448,000	8,380,000
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014
Net Actuarial Loss	4,339,000
Prior Service Cost (Credit)	(10,050,000)
Total Estimated 2014 Amortization	(5,711,000)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014	(5,711,000)
Benefit Plans Textuals [Abstract]
Expected Contributions and Payments During 2014	3,222,000
Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	166,497,000	218,553,000	277,353,000
Fair Value of Plan Assets	206,214,000	194,128,000	181,237,000
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2014	0
Components of Net Periodic Benefit Cost
Service Cost	3,219,000	6,621,000	6,119,000
Interest Cost	8,221,000	12,785,000	13,610,000
Expected Return on Plan Assets	(13,183,000)	(12,847,000)	(13,886,000)
Amortization of Transition Obligation	0	132,000	188,000
Amortization of Prior Service Cost (Credit)	(9,421,000)	(2,383,000)	(237,000)
Amortization of Net Actuarial Loss	7,526,000	7,050,000	3,566,000
Net Periodic Benefit Cost (Credit)	(3,638,000)	11,358,000	9,360,000
Capitalized Portion	760,000	(2,135,000)	(1,947,000)
Net Periodic Benefit Cost (Credit) Recognized in Expense	(2,878,000)	9,223,000	7,413,000
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014
Net Actuarial Loss	2,341,000
Prior Service Cost (Credit)	(9,421,000)
Total Estimated 2014 Amortization	(7,080,000)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014	(7,080,000)
Benefit Plans Textuals [Abstract]
Expected Contributions and Payments During 2014	0
Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	171,164,000	466,290,000	519,892,000
Fair Value of Plan Assets	211,994,000	366,301,000	311,836,000
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2014	0
Components of Net Periodic Benefit Cost
Service Cost	2,882,000	8,748,000	7,827,000
Interest Cost	9,494,000	24,189,000	25,497,000
Expected Return on Plan Assets	(13,468,000)	(22,555,000)	(24,514,000)
Curtailment	0	0	605,000
Amortization of Transition Obligation	0	104,000	150,000
Amortization of Prior Service Cost (Credit)	(6,962,000)	(3,873,000)	(212,000)
Amortization of Net Actuarial Loss	8,633,000	13,669,000	7,298,000
Net Periodic Benefit Cost (Credit)	579,000	20,282,000	16,651,000
Capitalized Portion	(207,000)	(7,545,000)	(5,944,000)
Net Periodic Benefit Cost (Credit) Recognized in Expense	372,000	12,737,000	10,707,000
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014
Net Actuarial Loss	2,406,000
Prior Service Cost (Credit)	(6,922,000)
Total Estimated 2014 Amortization	(4,516,000)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014	(4,516,000)
Benefit Plans Textuals [Abstract]
Expected Contributions and Payments During 2014	0
Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	77,779,000	99,680,000	125,164,000
Fair Value of Plan Assets	96,333,000	90,521,000	83,090,000
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2014	0
Components of Net Periodic Benefit Cost
Service Cost	1,372,000	2,836,000	2,621,000
Interest Cost	3,793,000	5,797,000	6,046,000
Expected Return on Plan Assets	(6,089,000)	(5,922,000)	(6,264,000)
Amortization of Prior Service Cost (Credit)	(4,289,000)	(1,079,000)	(75,000)
Amortization of Net Actuarial Loss	3,476,000	3,189,000	1,553,000
Net Periodic Benefit Cost (Credit)	(1,737,000)	4,821,000	3,881,000
Capitalized Portion	533,000	(1,629,000)	(1,249,000)
Net Periodic Benefit Cost (Credit) Recognized in Expense	(1,204,000)	3,192,000	2,632,000
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014
Net Actuarial Loss	1,094,000
Prior Service Cost (Credit)	(4,290,000)
Total Estimated 2014 Amortization	(3,196,000)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014	(3,196,000)
Benefit Plans Textuals [Abstract]
Expected Contributions and Payments During 2014	0
Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	86,997,000	109,948,000	145,160,000
Fair Value of Plan Assets	107,750,000	99,846,000	96,364,000
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2014	0
Components of Net Periodic Benefit Cost
Service Cost	1,693,000	3,324,000	3,029,000
Interest Cost	4,301,000	6,673,000	6,969,000
Expected Return on Plan Assets	(6,881,000)	(6,795,000)	(7,200,000)
Amortization of Prior Service Cost (Credit)	(5,156,000)	(933,000)	258,000
Amortization of Net Actuarial Loss	3,928,000	3,659,000	1,785,000
Net Periodic Benefit Cost (Credit)	(2,115,000)	5,928,000	4,841,000
Capitalized Portion	594,000	(2,087,000)	(1,704,000)
Net Periodic Benefit Cost (Credit) Recognized in Expense	(1,521,000)	3,841,000	3,137,000
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014
Net Actuarial Loss	1,223,000
Prior Service Cost (Credit)	(5,156,000)
Total Estimated 2014 Amortization	(3,933,000)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014	(3,933,000)
Benefit Plans Textuals [Abstract]
Expected Contributions and Payments During 2014	0
Other Postretirement Benefit Plans [Member] | Medicare Subsidy Receipts [Member]
Estimated Future Benefit Payments and Contributions
2014	0
2015	0
2016	0
2017	0
2018	0
Years 2019 to 2023, in Total	2,000,000
Other Postretirement Benefit Plans [Member] | Medicare Subsidy Receipts [Member] | Appalachian Power Co [Member]
Estimated Future Benefit Payments and Contributions
2014	252,000
2015	260,000
2016	268,000
2017	271,000
2018	272,000
Years 2019 to 2023, in Total	1,378,000
Other Postretirement Benefit Plans [Member] | Medicare Subsidy Receipts [Member] | Indiana Michigan Power Co [Member]
Estimated Future Benefit Payments and Contributions
2014	0
2015	0
2016	0
2017	0
2018	0
Years 2019 to 2023, in Total	0
Other Postretirement Benefit Plans [Member] | Medicare Subsidy Receipts [Member] | Ohio Power Co [Member]
Estimated Future Benefit Payments and Contributions
2014	0
2015	0
2016	0
2017	0
2018	0
Years 2019 to 2023, in Total	0
Other Postretirement Benefit Plans [Member] | Medicare Subsidy Receipts [Member] | Public Service Co of Oklahoma [Member]
Estimated Future Benefit Payments and Contributions
2014	0
2015	0
2016	0
2017	0
2018	0
Years 2019 to 2023, in Total	0
Other Postretirement Benefit Plans [Member] | Medicare Subsidy Receipts [Member] | Southwestern Electric Power Co [Member]
Estimated Future Benefit Payments and Contributions
2014	0
2015	0
2016	0
2017	0
2018	0
Years 2019 to 2023, in Total	0
Other Postretirement Benefit Plans [Member] | Benefit Payments [Member]
Estimated Future Benefit Payments and Contributions
2014	140,000,000
2015	145,000,000
2016	149,000,000
2017	152,000,000
2018	156,000,000
Years 2019 to 2023, in Total	809,000,000
Other Postretirement Benefit Plans [Member] | Benefit Payments [Member] | Appalachian Power Co [Member]
Estimated Future Benefit Payments and Contributions
2014	26,823,000
2015	27,438,000
2016	27,976,000
2017	28,234,000
2018	28,884,000
Years 2019 to 2023, in Total	144,245,000
Other Postretirement Benefit Plans [Member] | Benefit Payments [Member] | Indiana Michigan Power Co [Member]
Estimated Future Benefit Payments and Contributions
2014	16,665,000
2015	17,533,000
2016	18,350,000
2017	18,794,000
2018	19,124,000
Years 2019 to 2023, in Total	101,425,000
Other Postretirement Benefit Plans [Member] | Benefit Payments [Member] | Ohio Power Co [Member]
Estimated Future Benefit Payments and Contributions
2014	18,026,000
2015	18,368,000
2016	18,622,000
2017	18,708,000
2018	18,957,000
Years 2019 to 2023, in Total	95,926,000
Other Postretirement Benefit Plans [Member] | Benefit Payments [Member] | Public Service Co of Oklahoma [Member]
Estimated Future Benefit Payments and Contributions
2014	7,737,000
2015	8,114,000
2016	8,380,000
2017	8,522,000
2018	8,609,000
Years 2019 to 2023, in Total	45,916,000
Other Postretirement Benefit Plans [Member] | Benefit Payments [Member] | Southwestern Electric Power Co [Member]
Estimated Future Benefit Payments and Contributions
2014	8,343,000
2015	8,709,000
2016	9,098,000
2017	9,417,000
2018	9,718,000
Years 2019 to 2023, in Total	52,406,000
Qualified Pension Plans [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	4,638,000,000	5,001,000,000
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	4,638,000,000	5,001,000,000
Qualified Pension Plans [Member] | Appalachian Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	653,968,000	708,476,000
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	653,968,000	708,476,000
Qualified Pension Plans [Member] | Indiana Michigan Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	560,443,000	603,448,000
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	560,443,000	603,448,000
Qualified Pension Plans [Member] | Ohio Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	512,798,000	1,048,796,000
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	512,798,000	1,048,796,000
Qualified Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	248,472,000	269,738,000
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	248,472,000	269,738,000
Qualified Pension Plans [Member] | Southwestern Electric Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	256,083,000	273,860,000
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	256,083,000	273,860,000
Nonqualified Pension Plans [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	77,000,000	82,000,000
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	77,000,000	82,000,000
Nonqualified Pension Plans [Member] | Appalachian Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	200,000	191,000
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	200,000	191,000
Nonqualified Pension Plans [Member] | Indiana Michigan Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	326,000	200,000
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	326,000	200,000
Nonqualified Pension Plans [Member] | Ohio Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	6,000	796,000
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	6,000	796,000
Nonqualified Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	1,387,000	1,287,000
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	1,387,000	1,287,000
Fair Value of Plan Assets	0
Underfunded Status, Accumulated Benefit Obligation	(1,387,000)
Nonqualified Pension Plans [Member] | Southwestern Electric Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	1,115,000	1,098,000
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	1,115,000	1,098,000
Fair Value of Plan Assets	0	0
Underfunded Status, Accumulated Benefit Obligation	(1,115,000)	(1,098,000)
Net of Tax AOCI [Member] | Pension Plans [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014
Total Estimated 2014 Amortization	13,000,000
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014	13,000,000
Net of Tax AOCI [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014
Total Estimated 2014 Amortization	61,000
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014	61,000
Net of Tax AOCI [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014
Total Estimated 2014 Amortization	580,000
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014	580,000
Net of Tax AOCI [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014
Total Estimated 2014 Amortization	0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014	0
Net of Tax AOCI [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014
Total Estimated 2014 Amortization	0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014	0
Net of Tax AOCI [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014
Total Estimated 2014 Amortization	0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014	0
Net of Tax AOCI [Member] | Other Postretirement Benefit Plans [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014
Total Estimated 2014 Amortization	(9,000,000)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014	(9,000,000)
Net of Tax AOCI [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014
Total Estimated 2014 Amortization	(1,539,000)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014	(1,539,000)
Net of Tax AOCI [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014
Total Estimated 2014 Amortization	(412,000)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014	(412,000)
Net of Tax AOCI [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014
Total Estimated 2014 Amortization	0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014	0
Net of Tax AOCI [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014
Total Estimated 2014 Amortization	0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014	0
Net of Tax AOCI [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014
Total Estimated 2014 Amortization	(941,000)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014	(941,000)
Deferred Income Taxes [Member] | Pension Plans [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014
Total Estimated 2014 Amortization	7,000,000
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014	7,000,000
Deferred Income Taxes [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014
Total Estimated 2014 Amortization	33,000
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014	33,000
Deferred Income Taxes [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014
Total Estimated 2014 Amortization	313,000
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014	313,000
Deferred Income Taxes [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014
Total Estimated 2014 Amortization	0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014	0
Deferred Income Taxes [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014
Total Estimated 2014 Amortization	0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014	0
Deferred Income Taxes [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014
Total Estimated 2014 Amortization	0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014	0
Deferred Income Taxes [Member] | Other Postretirement Benefit Plans [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014
Total Estimated 2014 Amortization	(5,000,000)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014	(5,000,000)
Deferred Income Taxes [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014
Total Estimated 2014 Amortization	(828,000)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014	(828,000)
Deferred Income Taxes [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014
Total Estimated 2014 Amortization	(222,000)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014	(222,000)
Deferred Income Taxes [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014
Total Estimated 2014 Amortization	0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014	0
Deferred Income Taxes [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014
Total Estimated 2014 Amortization	0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014	0
Deferred Income Taxes [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014
Total Estimated 2014 Amortization	(507,000)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014	(507,000)
Regulatory Assets [Member] | Pension Plans [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014
Total Estimated 2014 Amortization	107,000,000
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014	107,000,000
Regulatory Assets [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014
Total Estimated 2014 Amortization	17,075,000
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014	17,075,000
Regulatory Assets [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014
Total Estimated 2014 Amortization	14,010,000
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014	14,010,000
Regulatory Assets [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014
Total Estimated 2014 Amortization	13,555,000
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014	13,555,000
Regulatory Assets [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014
Total Estimated 2014 Amortization	6,978,000
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014	6,978,000
Regulatory Assets [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014
Total Estimated 2014 Amortization	7,281,000
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014	7,281,000
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014
Total Estimated 2014 Amortization	(34,000,000)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014	(34,000,000)
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014
Total Estimated 2014 Amortization	(3,344,000)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014	(3,344,000)
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014
Total Estimated 2014 Amortization	(6,446,000)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014	(6,446,000)
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014
Total Estimated 2014 Amortization	(4,516,000)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014	(4,516,000)
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014
Total Estimated 2014 Amortization	(3,196,000)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014	(3,196,000)
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014
Total Estimated 2014 Amortization	(2,485,000)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2014	$ (2,485,000)